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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number : 811-10301

Ashport Mutual Funds
(Exact name of registrant as specified in charter)

800 Brickell Avenue, Suite 103
Miami, Florida 33131
(Address of principal executive offices)

Jeffrey Cimbal
StateTrust Capital, LLC
800 Bricknell Avenue, Suite 103
Miami, Florida 33131
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-305-921-8100

Date of fiscal year end: November 30

Date of reporting period: June 30, 2006

Form N-PX is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and Rule 30b-1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Proxy Voting Record.

Ashport Large Cap Fund - Class A and Class C Shares

Name of the Issuer of Portfolio Security	Ticker Symbol	CUSIP	Shareholder Meeting Date	Description of Matter(s) Voted On	Matter Proposed by Issuer or Shareholder	Did Registrant Vote (Yes/No)	Registrant Vote: (For, Against, Abstain, Withhold)	Registrant’s Vote: For or Against Management
US Forest Laboratories, Inc.	FRX	345838106	8/31/2005	Elect Directors; Elect Auditors;	Issuer	Yes	For	For
American International Group, Inc.	AIG	26874107	8/31/2005	Elect Directors; Elect Auditors;	Issuer	Yes	For	For
US Adobe Systems Incorporated	ADBE	00724F101	8/31/2005
Elect Directors;
To approve the issuance of shares of Adobe Common Stock in the merger contemplated by the agreement presented;
To adjourn the special meeting, if necessary, if quorum present to solicit additional proxies.
					Issuer	Yes	For	For
US Home Depot Inc.	HD	437076102	5/31/2006
Elect Directors; Elect Auditors; Against shareholder proposal regarding employment diversity report; Against shareholder proposal regarding committee report;
Against shareholder proposal regarding method of voting for directors;
Against shareholder proposal regarding political contributions;
Against shareholder proposal regarding government documents;
Against shareholder proposal regarding political nonpartisanship
					Issuer	Yes	For	For
JP Morgan Chase	JPM	46625H100	5/31/2006
Elect Directors; Elect Auditors;

Against stock options;
Against performance based restricted stock;
Against separate Chairman;
Against sexual orientation;
Against special shareholder meeting;
Against lobbying priorities report;
Against political contributions report;
Against poison pill;
Against cumulative voting;
Against Bonus Recoupment;
Against overcommitted directors.
					Issuer	Yes	For	For
The Aes Corporation	AES	00130H105	5/31/2006	Elect Directors; Elect Auditors; For the adoption of the Aes Corporation Performance Incentive Plan	Issuer	Yes	For	For
CVS Corporation	CVS	126650100	5/31/2006
Elect Directors; Elect Auditors; Against shareholder proposal regarding retirement benefits of certain senior executives;
Against shareholder proposal regarding election of directors;
Against shareholder proposal regarding independence of Chairman of the Board;
Against shareholder proposal regarding the formulation of cosmetics sold at CVS.
					Issuer	Yes	For	For
St. Jude Medical, Inc.	STJ	790849103	5/31/2006	Elect Directors; Elect the Auditors; To approve the St Jude Medical, Inc. 2003 stock split;.	Issuer	Yes	For	For
3M Company	MMM	88579Y101	5/31/2006
Elect Directors; Elect Auditors; For proposal to amend the certificate of incorporation to authorize the annual election of the directors;
Against shareholder proposal regarding executive compensation;
Against shareholder proposal regarding 3M’s animal welfare policy;
Against shareholder proposal regarding 3M’s business operations in China.

					Issuer	Yes	For	For
Freeport McCoran	FCX	35671D857	5/31/2006
Elect Directors; Elect Auditors; To approve the proposed 2006 stock incentive plan;
Against shareholder proposal regarding review of policies and procedures relating to the financial support Indonesian government security personal.
					Issuer	Yes	For	For
Danaher Corporation	DHR	235851102	5/31/2006	Elect Directors; Elect Auditors.	Issuer	Yes	For	For
Abercrombie & Fitch	ANF	2896207	5/31/2006	Elect Directors; Elect Auditors.	Issuer	Yes	For	For
Education Management Corp.	EDMC	28139T101	5/31/2006	Elect Directors; Elect Auditors; For approval of the agreement and plan of merger dated March 3, 2006; To adjournment the special meeting if necessary if there are insufficient votes.	Issuer	Yes	For	For
Amphenol Corp.	APH	32095101	5/31/2006	Elect Directors; Elect Auditors; To ratify an approval of the 3rd amended 2000 stock purchase and option plan for key employees of Amphenol and its subsidiaries.	Issuer	Yes	For	For
Urban Outfitters, Inc.	URBN	917047102	5/31/2006	Elect Directors;	Issuer	Yes	For	For
Chicos Fas Inc. Co.	CHS	168615102	5/31/2006	Elect Directors; Approve Auditors;	Issuer	Yes	For	For
Coventry Health	CVH	222862104	5/31/2006
Elect Directors;
To approve to amend the certification of incorporation to increase the authorized number of shares of common stock from 200,000,000 to 570,000,000;
To approve to amend the certificate of incorporation to provide that directors elected by the board of directors must stand for election at the next annual shareholder meeting;
To approve to amend the 2004 incentive plan;
To ratify the auditors.
					Issuer	Yes	For	For
CH Robinson	CHRW	12541W209	5/31/2006	Elect all Directors; Ratify the Auditors; To approve the amended and restated 1997 omnibus stock plan.	Issuer	Yes	For	For
Questar Corp.	STR	748356102	5/31/2006	Elect all Directors.	Issuer	Yes	For	For
Holly Corp.	HOC	435758305	5/31/2006
Elect all Directors;
To approve the amendment to the corporation’s restated certificate of incorporation to increase the total number of shares of common stock par value $0.01 per shares that the corporation has the authority to issue from 50,000,000 to 100,000,000 shares.
					Issuer	Yes	For	For
Select Comfort Corp.	SCSS	81616X103	5/31/2006	Elect all Directors; To approve the material terms of the performance goals under the executive and key employee incentive plan; To approve the non-employee director equity plan; Elect the Auditors.	Issuer	Yes	For	For
ITT Corp.	ITT	450911102	5/31/2006	Elect all Directors; Elect Auditors; To approve proposal to amend ITT Industries, Inc.’s restated articles of incorporation to change the name to ITT Corporation.	Issuer	Yes	For	For
Adtran, Inc.	ADTN	00738A106	5/31/2006	Elect all Directors; Ratify the Auditors; To approve the Adtran, Inc. 2006 employee stock incentive plan and to approve the Adtran, inc. management incentive bonus plan.	Issuer	Yes	For	For
Cummins Engine Inc.	CMI	231021106	5/31/2006	Elect all Directors; Ratify the Auditors;	Issuer	Yes	For	For
Cleveland Cliffs Inc.	CLF	185896107	5/31/2006	Elect all Directors; Ratify the Auditors;	Issuer	Yes	For	For
Scripps Company E.W.	SSP	811054204	5/31/2006	Elect all Directors	Issuer	Yes	For	For
Stantec Inc.	SXC	85472N109	5/31/2006
Elect all Directors;
Ratify the Auditors;
To approve Stantec’s employee share option plan be amended to provide the maximum number of common shares to be equal to 2,257,063 common shares;
To approve the articles of incorporation be amended to subdivide each issue common share of the corporation on a two for one basis.
					Issuer	Yes	For	For
Harley Davidson	HOG	412822108	5/31/2006	Elect all Directors; Ratify the Auditors;	Issuer	Yes	For	For
Olin Corporation	OLN	680665205	5/31/2006	Elect all Directors; Ratify the Auditors; To approve Olin Corporation 2006 long term incentive plan.	Issuer	Yes	For	For
Chevron Corporation	CVX	166764100	5/31/2006
Elect all Directors;
Ratify the Auditors;
Against amending bylaws to include proponent reimbursement;
Against reporting on oil and gas drilling in protected areas;
Against reporting on political contributions;
Against adopting an animal welfare policy;
Against adopting to report on human rights;
Against adopting to report on Ecuador.
					Issuer	Yes	For	For
Borg Warner Inc.	BWA	99724106	5/31/2006	Elect all Directors; Ratify the Auditors; To approve proposed amendment to the Borgwarner Inc. 2004 stock incentive plan.	Issuer	Yes	For	For
Eagle Materials, Inc.	EXP	2696P108	5/31/2006	Elect all Directors; To approve amendment to Certificate of incorporation to reclassify our existing common stock and class B common stock into a single new class of common stock.	Issuer	Yes	For	For

Ashport Small/Mid Cap Fund - Class A and Class C Shares

Name of the Issuer of Portfolio Security	Ticker Symbol	CUSIP	Shareholder Meeting Date	Description of Matter(s) Voted On	Matter Proposed by Issuer or Shareholder	Did Registrant Vote (Yes/No)	Registrant’s Vote: For, Against, Abstain, Withhold)	Registrant’s Vote: For or Against Management
C.H. Robinson Worldwide, Inc.	CHRW	12541W209	11/30/2005
Elect Directors; Approval of the amendment to the Certificate of Incorporation to effect a 2-for 1- stock split;
Approval of the amendment to Certificate of Incorporation to increase the number of authorized shares of common stocks from 13,000,000 to 480,000,000 shares.
					Issuer	Yes	For	For
Western Digital Corp. Delaware	WDC	958102105	11/30/2005
Elect Directors;
Approve Auditors;
To elect list of nominees for Director;
To approve the Western Digital Corporation 2005 employee stock purchase plan;
To approve an amendment to the Western Digital Corporation 2004 Performance Incentive Plan that would increase by 13,000,000 the number of shares of common stock available under the plan.
					Issuer	Yes	For	For
Gold Kist Inc.	GKIS	380614107	2/28/2006	Elect Directors; To elect nominees presented; Elect Auditors;	Issuer	Yes	For	For
Starbucks Corporation	SBUX	855244109	2/28/2006	Elect Directors; To elect nominees presented; Elect Auditors; To amend the restated articles of incorporation to declassify the board of directors and establish annual election term.	Issuer	Yes	For	For
Rockwell Collins, Inc.	COL	774341101	2/28/2006	Elect Directors; To Elect all Nominees; To approve 2006 long term incentives plan; To approve 2006 annual incentive compensation plan for senior executive officers.	Issuer	Yes	For	For
Deere & Company	DE	244199105	2/28/2006	Elect Directors; To elect nominees presented; Elect Auditors; To approve the John Deere Omnibus Equity and Incentive Plan.	Issuer	Yes	For	For

Ashport Global Fixed Income Fund:

The Ashport Global Fixed Income Fund did not vote any proxies during the twelve month period ended June 30, 2006.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASHPORT MUTUAL FUNDS

By:  /s/ Jeffrey Cimbal

Jeffrey Cimbal, Chief Operating Officer

Date: August 21, 2006